Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories [Abstract]
Schedule of Inventories	2023 2022 Uranium Concentrate $ 511,654 $ 537,426 Broken ore 71,463 46,703 583,117 584,129 Fuel services 108,711 80,144 Other 433 425 Total $ 692,261 $ 664,698